Debt - Summary of Notes Payable to Contractors (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Changes In Consolidated Debt [Line Items]
Notes payable outstanding		$ 1,678,843		$ 3,986,565
Floating Production Storage And Offloading [member]
Disclosure Of Changes In Consolidated Debt [Line Items]
Investment	$ 723,575
Outstanding balances owed to contractor	$ 120,017	$ 2,374,734	$ 145,283	$ 3,002,134